Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2018
Allowance for Doubtful Accounts
Schedule of movements of the allowance for doubtful accounts

			Write-off of
		Charged to (write-	receivable balances
	Balance at	back against) cost	and corresponding	Balance at
	January 1,	and expenses	provisions	December 31,
	RMB in thousands
2016	—	5,270	(3,470)	1,800
2017	1,800	2,716	—	4,516
2018	4,516	10,904	(1,000)	14,420